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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F-NT

                             FORM 13F-NT COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number:_______

This Amendment (Check only one): [_] is a restatement
                                 [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Brookfield Asset Management Private Institutional Capital
      Adviser (Canada) LP

Address: Three World Financial Center
         200 Vesey Street
         New York, NY 10281

Form 13F File Number:  028-14362

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michelle Campbell
Title: Secretary
Phone: 212-417-7514

Signature, Place, and Date of Signing:

/s/ Michelle Campbell                 New York, NY                05/15/2012
---------------------                 -----------------           --------------
[Signature]                           [City, State]               [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

13F File Number                   Name
---------------                   ----
028-14349                         Brookfield Asset Management Inc.